Segment analysis (Tables)	12 Months Ended
Dec. 31, 2023
Segment analysis
Schedule of reconciliation of (loss)/profit for the year to Adjusted EBITDA

	Year ended
	December 31,
	2023	2022	2021
	$’m	$’m	$’m
(Loss)/profit for the year	(50)	237	(210)
Income tax (credit)/charge (note 7)	(21)	19	22
Net finance expense/(income) (note 6)	147	(80)	235
Depreciation and amortization (notes 10, 11)	418	359	343
Exceptional operating items (note 5)	106	90	272
Adjusted EBITDA	600	625	662

Schedule of segment results

	Year ended
	December 31,
	2023	2022	2021
	$’m	$’m	$’m
(Loss)/profit for the year	(50)	237	(210)
Income tax (credit)/charge (note 7)	(21)	19	22
Net finance expense/(income) (note 6)	147	(80)	235
Depreciation and amortization (notes 10, 11)	418	359	343
Exceptional operating items (note 5)	106	90	272
Adjusted EBITDA	600	625	662

The segment results for the year ended December 31, 2023 are:

	Europe	Americas	Total
	$’m	$’m	$’m
Revenue	2,030	2,782	4,812
Adjusted EBITDA	211	389	600
Capital expenditure	155	223	378
Segment assets	2,648	3,021	5,669

The segment results for the year ended December 31, 2022 are:

	Europe	Americas	Total
	$’m	$’m	$’m
Revenue	1,963	2,726	4,689
Adjusted EBITDA	200	425	625
Capital expenditure	213	382	595
Segment assets	2,754	3,111	5,865

The segment results for the year ended December 31, 2021 are:

	Europe	Americas	Total
	$’m	$’m	$’m
Revenue	1,838	2,217	4,055
Adjusted EBITDA	281	381	662
Capital expenditure	190	496	686
Segment assets	2,785	2,540	5,325

Schedule of revenue by geographic area

	Year ended
	December 31,
	2023	2022	2021
Revenue	$’m	$’m	$’m
U.S.	2,307	2,181	1,727
U.K.	495	385	396
Brazil	471	549	439

Schedule of disaggregation of revenue

The following illustrates the disaggregation of revenue by destination for the year ended December 31, 2023:

		North	Rest of the
	Europe	America	world	Total
	$'m	$'m	$'m	$'m
Europe	2,010	7	13	2,030
Americas	—	2,311	471	2,782
Group	2,010	2,318	484	4,812

The following illustrates the disaggregation of revenue by destination for the year ended December 31, 2022:

		North	Rest of the
	Europe	America	world	Total
	$'m	$'m	$'m	$'m
Europe	1,937	10	16	1,963
Americas	—	2,178	548	2,726
Group	1,937	2,188	564	4,689

The following illustrates the disaggregation of revenue by destination for the year ended December 31, 2021:

		North	Rest of the
	Europe	America	world	Total
	$'m	$'m	$'m	$'m
Europe	1,824	5	9	1,838
Americas	1	1,772	444	2,217
Group	1,825	1,777	453	4,055

The following illustrates the disaggregation of revenue based on the timing of transfer of goods and services:

	Year ended December 31,
	2023	2022	2021
	$’m	$’m	$’m
Over time	3,831	3,747	3,160
Point in time	981	942	895
Total	4,812	4,689	4,055